INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax provision:
Federal		$ (28)
State	1
Foreign	(691)	(754)
Total current	(690)	(782)
Deferred tax provision:
Federal
State
Total deferred
Total income tax benefit	$ (690)	$ (782)